Gains (losses) on financial assets at vair value through other comprehensiveIncome and available-for-sale financial assets (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of gains losses recognised in profit or loss available-for-sale securities [Abstract]
Details of Gains (Losses) on financial assets at fair value through other comprehensive income and available-for-sale financial assets

Details of net gain on financial assets at FVTOCI and AFS financial assets recognized are as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Gains on redemption of securities	11	16	220	547
Gains on transaction of securities	464	1,271	95,019	116,262
Impairment losses on securities	—	—	(6,852)	(12,637)

Total	475	1,287	88,387	104,172